Segment and Revenue by Geography and By Major Customer - Schedule of Segment Operating Profit (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	$ 17,059	$ 13,597	$ 33,887	$ 25,156
Cost of revenues	6,224	5,253	12,470	9,997
Gross profit	10,835	8,344	21,417	15,159
Research and development expenses	10,198	9,961	20,788	20,106
Sales and marketing expenses	5,166	4,368	10,773	8,756
General and administrative expenses	3,697	3,397	7,364	6,968
Change in earnout liability	(837)	28	(663)	28
Segment operating loss	(7,389)	(9,410)	(16,845)	(20,699)
Change in fair value of Forfeiture Shares		10		35
Financial income, net	225	540	1,463	1,774
Loss before taxes on income	(7,164)	(8,860)	(15,382)	(18,890)
Depreciation and Amortization expenses	758	479	1,528	935
Stock-based compensation	3,775	3,735	7,941	7,499
CIB [Member]
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	12,823	8,070	24,576	15,247
Cost of revenues	4,126	1,985	7,755	3,623
Gross profit	8,697	6,085	16,821	11,624
Research and development expenses	6,506	5,921	13,159	11,778
Sales and marketing expenses	2,753	2,066	5,543	3,939
General and administrative expenses	2,203	1,765	4,232	3,604
Change in earnout liability	(837)	28	(663)	28
Segment operating loss	(1,928)	(3,695)	(5,450)	(7,725)
Depreciation and Amortization expenses	532	279	1,070	507
Stock-based compensation	1,757	1,703	3,633	3,424
Automotive [Member]
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	4,236	5,527	9,311	9,909
Cost of revenues	2,098	3,268	4,715	6,374
Gross profit	2,138	2,259	4,596	3,535
Research and development expenses	3,692	4,040	7,629	8,328
Sales and marketing expenses	2,413	2,302	5,230	4,817
General and administrative expenses	1,494	1,632	3,132	3,364
Change in earnout liability
Segment operating loss	(5,461)	(5,715)	(11,395)	(12,974)
Depreciation and Amortization expenses	226	200	458	428
Stock-based compensation	$ 2,018	$ 2,032	$ 4,308	$ 4,075